Note 7 - Exploration and Evaluation Assets (Details Textual)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2001	Dec. 31, 2015 ha
Statement Line Items [Line Items]
Area of Mining Concessions			14,000
Area of Mining Concessions, Cancelled			7,000
Number of Smaller Concessions			9
Nominal value of of property | $	$ 1
Tuligtic property in Puebla, Mexico [member
Statement Line Items [Line Items]
Proportion of ownership interest in associate		100.00%
Ejido land [member]
Statement Line Items [Line Items]
Area of Mining Concessions			330
Number of Smaller Concessions			2
Logan property located in the Yukon Territory, Canada [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	40.00%